Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Millions	Share capital	Contributed surplus	Deficit	Total	Cash flow hedges, net of tax	Currency translation	Total
Equity at beginning of period (in shares) at Dec. 31, 2019	180,794,203
Equity at beginning of period at Dec. 31, 2019	$ 3,524.5	$ 16.4	$ (770.3)	$ (2.7)	$ 27.6	$ (30.4)	$ 2,767.9
Changes in equity
Net loss and comprehensive loss			(1,102.4)	(238.8)	(11.3)	(227.5)	(1,341.2)
Return of capital	$ (0.8)						(0.8)
Dividends issued and paid			(13.1)				(13.1)
Share capital issued upon acquisition of subsidiary (in shares)	3,092,118
Share capital issued upon acquisition of subsidiary	$ 78.4						78.4
Share capital issued, net of cancelled shares (in shares)	171,048,492
Share capital issued, net of cancelled shares	$ 4,103.4						4,103.4
Share issuance costs	$ (60.7)						(60.7)
Share-based payments		37.9					37.9
Equity at end of period (in shares) at Dec. 31, 2020	354,934,813
Equity at end of period at Dec. 31, 2020	$ 7,644.8	54.3	(1,885.8)	(241.5)	16.3	(257.9)	5,571.8
Changes in equity
Net loss and comprehensive loss			(606.8)	(12.2)	(3.1)	(9.1)	(619.0)
Dividends issued and paid			(17.9)				(17.9)
Share capital issued upon acquisition of subsidiary (in shares)	876,419
Share capital issued upon acquisition of subsidiary	$ 36.3						36.3
Share capital issued, net of cancelled shares (in shares)	8,170,680
Share capital issued, net of cancelled shares	$ 379.9						379.9
Share issuance costs	$ (5.9)						(5.9)
Shares capital issued on exercise of options (in shares)	2,300,000
Shares capital issued on exercise of options	$ 11.5	(11.5)
Share capital issued on exercise and settlement of RSUs (in shares)	442,150
Share capital issued on exercise and settlement of RSUs	$ 11.1	(11.1)
Shares capital issued on TEU conversion (in shares)	8,337,004
Shares capital issued on TEU conversion	$ 385.2						385.2
Share-based payments		45.7					45.7
Equity at end of period (in shares) at Dec. 31, 2021	375,061,066
Equity at end of period at Dec. 31, 2021	$ 8,462.9	$ 77.4	$ (2,510.5)	$ (253.7)	$ 13.2	$ (267.0)	$ 5,776.1